[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

October 1, 2009	71770.00003

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	TDX Independence Funds, Inc. (the “Company”) (Registration No. 333-139872)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A for the Company does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 3, which was the most recent Post-Effective Amendment to the Company’s Registration Statement, was filed electronically (accession no. 0000891092-09-003676) with the Securities and Exchange Commission on September 28, 2009 pursuant to Rule 485(b).

Very truly yours,

/s/ Thomas D. Peeney
Thomas D. Peeney
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

TDP

LEGAL_US_E # 85227337.1